IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	3 Months Ended
Jun. 30, 2023
In-process Research And Development And Deferred Tax Liability
Schedule of in-process research and development

		Value as of
Project #	Description	June 30, 2023	March 31, 2023
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$36,181	$36,181
PORT 3 (IMM65)	Ovarian/Prostate Cancers	21,709	21,709
		57,890	57,890

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	22,723	22,723
PORT 8	Adenosine Receptors	420	420
PORT 9	Adenosine Receptors	472	472
		23,615	23,615

In-process research and development		$81,683	$81,683

Deferred tax liability		$13,510	$13,195